Advances for Vessel Acquisition - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 16, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2013	Oct. 06, 2011
Advances For Vessel Acquisition [Line Items]
Pre-delivery installments and other vessel equipment		$ 18,743	$ 6,440	$ 28,580
Pyxis Theta Vessel [Member]
Advances For Vessel Acquisition [Line Items]
Pre-delivery installments and other vessel equipment		28,580
Payments towards various equipment		83
Installments paid to the shipyard		22,057
Price adjustment to shipyard		263
Pyxis Epsilon Vessel [Member]
Advances For Vessel Acquisition [Line Items]
Pre-delivery installments and other vessel equipment		18,743	$ 6,440
Installments paid to the shipyard		19,320
Installments paid to the shipyard, net		550
Final credit to the company		$ 27
Seventhone [Member] | Pyxis Theta Vessel [Member]
Advances For Vessel Acquisition [Line Items]
Contract price for construction and purchase of newbuilding vessel						$ 37,100
Delivery date of vessel		Sep. 16, 2013
Vessel cost	$ 38,155
Eighthone [Member] | Pyxis Epsilon Vessel [Member]
Advances For Vessel Acquisition [Line Items]
Contract price for construction and purchase of newbuilding vessel					$ 32,200
Delivery date of vessel		Jan. 14, 2015